UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21218

Investment Company Act File Number

Eaton Vance New York Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Bond Fund II

June 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 162.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.2%
New York Environmental Facilities Corp., 5.00%, 11/15/33	$500	$578,450
New York Environmental Facilities Corp., 5.00%, 10/15/39	750	845,550

		$1,424,000

Education — 21.1%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	$110	$122,873
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	605	668,942
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	60	67,670
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	1,275	1,428,931
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	1,275	1,441,324
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/34	565	642,004
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	610	682,932
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	325	369,454
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	1,000	1,133,970
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	515	578,082

		$7,136,182

Electric Utilities — 3.9%
Utility Debt Securitization Authority, 5.00%, 12/15/33	$1,160	$1,333,107

		$1,333,107

Escrowed/Prerefunded — 1.1%
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Prerefunded to 5/1/17, 5.00%, 5/1/26	$335	$361,093

		$361,093

General Obligations — 10.3%
Long Beach City School District, 4.50%, 5/1/26	$770	$848,833
New York, 5.00%, 2/15/34(1)	1,000	1,123,080
New York City, 5.00%, 8/1/34(1)	1,350	1,518,817

		$3,490,730

Hospital — 7.0%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$135	$149,506
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	180	198,499
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	500	523,765
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	235	268,682
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,135	1,233,495

		$2,373,947

Housing — 1.4%
New York Mortgage Agency, 3.55%, 10/1/33	$500	$489,440

		$489,440

Industrial Development Revenue — 1.3%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$380	$439,136

		$439,136

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 25.0%
New York Dormitory Authority, (Barnard College), (NPFG), 5.00%, 7/1/24	$290	$313,113
New York Dormitory Authority, (Barnard College), (NPFG), Prerefunded to 7/1/17, 5.00%, 7/1/24	1,150	1,247,819
New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	2,250	2,458,530
New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	345	373,131
New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	545	585,924
New York Dormitory Authority, (St. John’s University), (NPFG), Prerefunded to 7/1/17, 5.25%, 7/1/37	850	925,803
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/32	5,425	2,569,172

		$8,473,492

Insured-Electric Utilities — 3.4%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.50%, 5/1/33	$500	$573,610
Long Island Power Authority, Electric System Revenue, (BHAC), 6.00%, 5/1/33	500	580,855

		$1,154,465

Insured-Escrowed/Prerefunded — 6.1%
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.375%, 11/1/28	$905	$1,034,288
New York City, (AGM), Prerefunded to 4/1/16, 5.00%, 4/1/22	1,000	1,035,700

		$2,069,988

Insured-General Obligations — 12.8%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$535	$597,895
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	560	634,698
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	250	268,910
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	185	197,806
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	190	203,824
Oyster Bay, (AGM), 4.00%, 8/1/28	725	760,597
Sachem Central School District, (NPFG), 4.25%, 10/15/28	410	422,370
Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	185	199,872
Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	190	205,092
Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	210	227,598
Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	220	238,436
William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	350	378,655

		$4,335,753

Insured-Hospital — 3.2%
New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$500	$554,450
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	500	535,960

		$1,090,410

Insured-Other Revenue — 3.1%
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	$950	$1,064,390

		$1,064,390

Insured-Special Tax Revenue — 6.6%
Metropolitan Transportation Authority, Dedicated Tax Revenue, (AGM), (NPFG), 5.00%, 11/15/31	$1,000	$1,055,530
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	510	604,778
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,700	408,663
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,185	155,069

		$2,224,040

Other Revenue — 7.9%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$1,100	$528,264
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	1,865	2,131,434

		$2,659,698

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 24.6%
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	$500	$589,520
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	2,750	3,129,857
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	650	736,145
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	1,020	1,153,793
New York Thruway Authority, Miscellaneous Tax Revenue, 5.00%, 4/1/26	530	599,610
Sales Tax Asset Receivables Corp., 5.00%, 10/15/30	1,410	1,659,655
Sales Tax Asset Receivables Corp., 5.00%, 10/15/31	390	456,620

		$8,325,200

Transportation — 19.1%
Metropolitan Transportation Authority, 5.00%, 11/15/34	$2,000	$2,215,560
Nassau County Bridge Authority, 5.00%, 10/1/35	350	373,415
Nassau County Bridge Authority, 5.00%, 10/1/40	65	69,477
New York Bridge Authority, 5.00%, 1/1/26	205	236,980
New York Thruway Authority, 5.00%, 1/1/37	1,175	1,298,645
Niagara Falls Bridge Commission, 5.00%, 10/1/24	200	240,884
Niagara Falls Bridge Commission, 5.00%, 10/1/26	160	187,373
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	820	930,110
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/37	340	370,365
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	500	550,365

		$6,473,174

Total Tax-Exempt Investments — 162.1% (identified cost $51,269,717)		$54,918,245

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (39.1)%		$(13,250,419)

Other Assets, Less Liabilities — (23.0)%		$(7,794,156)

Net Assets Applicable to Common Shares — 100.0%		$33,873,670

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2015, 37.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 12.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $214,520.

A summary of open financial instruments at June 30, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/15	15 U.S. Long Treasury Bond	Short	$(2,320,401)	$(2,262,656)	$57,745

At June 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $57,745.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$41,860,446

Gross unrealized appreciation	$4,145,685
Gross unrealized depreciation	(392,886)

Net unrealized appreciation	$3,752,799

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$54,918,245	$—	$54,918,245
Total Investments	$—	$54,918,245	$—	$54,918,245
Futures Contracts	$57,745	$—	$—	$57,745
Total	$57,745	$54,918,245	$—	$54,975,990

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2015